Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Share-Based Compensation Activities

A summary of the share-based compensation activities for the years ended December 31, 2023 and 2024 is presented below:

	Number of shares	Weighted average exercise price	Weighted average grant- date/modification date fair value	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding at January 1, 2023	1,140,920	4.8016	11.1808	7.04	12,756,547
Granted to employees, directors, consultants and senior management	759,605	4.2971	5.2321
Forfeited	(74,796)	5.1412	15.5963
Outstanding at December 31, 2023	1,825,729	4.5778	8.5249	7.61	15,564,202

Canceled	(169,801)	11.6762	5.6849
Outstanding at December 31, 2024	1,655,928	3.8499	8.8161	7.02	14,598,906
Vested and expected to vest as of December 31, 2023	1,655,928	3.8499	8.8161	7.02	14,598,906
Exercisable as of December 31, 2024	1,284,872	2.1511	9.8368	6.62	12,639,067

Schedule of Fair Values of the Options Granted are Estimated

The Company did not grant any options in 2024 and the fair values of the options granted in 2023 are estimated on the dates of grant or modification using the binomial option pricing model with the following assumptions used:

For the Years Ended December 31,
	2023	2024
Risk-free rate of return	3.56% – 5.00%	—
Volatility	35.62 – 36.17%	—
Expected dividend yield	—	—
Exercise multiple	2.2 – 2.8	—
Fair value of underlying ordinary share	US$6.32 – US$13.04	—
Expected terms	10 years	—